Offerings	Aug. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Senior Fixed Rate Notes due 2029 of Haleon US Capital LLC
Maximum Aggregate Offering Price	$ 598,056,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,591.53
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Fixed Rate Notes due 2031 of Haleon US Capital LLC
Maximum Aggregate Offering Price	$ 597,426,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,504.53
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Senior Fixed Rate Notes due 2036 of Haleon US Capital LLC
Maximum Aggregate Offering Price	$ 793,352,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 109,561.91
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Haleon plc
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Haleon plc will fully and unconditionally guarantee the 4.625% Senior Fixed Rate Notes due 2029, 4.875% Senior Fixed Rate Notes due 2031 and 5.375% Senior Fixed Rate Notes due 2036 issued by Haleon US Capital LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.